Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	December 31,	December 31,
Non-controlling	2025	2024
	(Restated)

Pure Tech	$527,245	$2,033,128
Total	$527,245	$2,033,128